Property, Plant and Equipment - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Inventory write down		$ 0	$ 0	$ 0	$ 0	$ 15,433,000	$ 0	$ 3,900,000
Settlement of damaged inventory	$ 4,800,000					3,000,000.0	4,800,000
Depreciation and amortization expense		$ 4,100,000	$ 6,000,000.0	11,400,000	14,100,000	$ 19,000,000.0	$ 11,300,000	11,700,000
Net book value long-lived assets								$ 20,700,000
Operating lease term								10 years
Operating lease, existence of option to extend [true false]						true	true
Operating lease option to extend, description						options to extend the lease for two additional periods of ten years each	options to extend the lease for two additional periods of ten years each
Gain on disposal of assets								$ 14,400,000
Deferred gain on sale leaseback				$ (550,000)	$ (1,000,000)	$ (1,334,000)	$ (1,335,000)	$ (1,111,000)
Option to Extend Lease Term One
Inventory [Line Items]
Options to extend additional term								10 years
Option to Extend Lease Term Two
Inventory [Line Items]
Options to extend additional term								10 years
Vineyards
Inventory [Line Items]
Sale of assets								$ 35,200,000